Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail)	Jun. 30, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Aug. 17, 2020 yr $ / shares
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.25
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.10
Volatility | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.255
Volatility | Maximum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.172	0.255
Volatility | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.10
Volatility | Minimum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.10	0.10
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		10.89
Stock price | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 9.77	$ 10.54
Stock price | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			10.12
Stock price | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			9.89
Time to M&A
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr		1	1
Time to M&A | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr	0.57	1
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.0048	0.0039
Risk-free rate | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0097	0.0048
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.000	0.000
Dividend yield | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.000	0.000